As filed with the Securities and Exchange Commission on April 28, 1998


                                                        Registration No. 2-94932
                                                                        811-4181

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 15                    [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               Amendment No. 15                            [X]


                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)

                                  212-858-8000
              (Registrant's Telephone Number, Including Area Code)

                               Ms. Concetta Durso
                          Secretary and Vice President
                    First Investors U.S. Government Plus Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective on April 30, 1998 pursuant to paragraph (b) of Rule 485.

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
                              CROSS-REFERENCE SHEET

N-1A Item No.                                               Location
-------------                                               --------
PART A: PROSPECTUS

1.      Cover Page........................................  Cover Page
2.      Synopsis..........................................  Fee Table
3.      Condensed Financial Information...................  Financial Highlights
4.      General Description of Registrant.................  Investment Objectives and Policies;
                                                            Investment Restrictions
5.      Management of the Fund............................  Management of the Fund
5A.     Management's Discussion
         of Fund Performance..............................  Performance Information
6.      Capital Stock and Other Securities................  Description of Shares; Dividends and
                                                            Distributions Determination of Net Asset
                                                            Value
7.      Purchase of Securities Being Offered..............  Purchase of Shares
8.      Redemption or Repurchase..........................  Redemption of Shares
9.      Pending Legal Proceedings.........................  Not Applicable

PART B: STATEMENT OF ADDITIONAL INFORMATION

10.     Cover Page........................................  Cover Page
11.     Table of Contents.................................  Table of Contents
12.     General Information and History...................  General Information
13.     Investment Objectives and Policies................  Investment Objectives and Policies;
                                                            Investment Restrictions
14.     Management of the Fund............................  Trustees and Officers
15.     Control Persons and Principal Holders
         of Securities....................................  Not Applicable
16.     Investment Advisory and Other Services............  Investment Adviser
17.     Brokerage Allocation and
         Other Practices..................................  Allocation of Portfolio Brokerage
18.     Capital Stock and Other Securities................  Determination of Net Asset Value
19.     Purchase, Redemption and Pricing of
         Securities Being Offered.........................  Purchase and Redemption of Shares;
                                                            Determination of Net Asset Value
20.     Tax Status........................................  Taxes
21.     Underwriters......................................  Underwriters
22.     Calculation of Performance Data...................  Performance Information
23.     Financial Statements..............................  Financial Statements; Report of
                                                            Independent Accountants

PART C: OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

             95 Wall Street, New York, New York 10005/1-800-423-4026

     FIRST INVESTORS U.S. GOVERNMENT PLUS FUND (the "Government Plus Fund") is an open-end diversified management investment company consisting of three separate series of investments: 1st Fund, 2nd Fund and 3rd Fund (singularly, "Fund," and collectively, "Funds"). The shares of the Funds may be redeemed at any time at the shareholder's request. Redemptions will be made at the next determined net asset value. (See "Determination of Net Asset Value" and "Redemption of Shares.")

     The objective of each Fund is first to generate income and, to a lesser extent, achieve long-term capital appreciation, by investing no less than 65% of its total assets in zero coupon securities representing future individual payments of principal or interest on U.S. Treasury securities ("Zero Coupon Securities") or other U.S. Government securities (together, "Government Securities") and by investing the remainder of its assets in relatively small, unseasoned or unknown companies, or those companies considered to be in an early stage of development by the Funds' investment adviser, or selected other investments ("Other Securities"). At a predetermined maturity date, each Fund will terminate and liquidate as soon thereafter as possible. There can be no assurance that the objectives of each Fund will be realized.


     Each Fund is distinguished by the length of time its shares are offered to the public, the dollar amount of such Fund's shares so offered, the anticipated maturity date, or any or all of the foregoing. Each Fund has a separate portfolio of investments. The maturity date of each Fund is: 1st Fund, December 31, 1998; 2nd Fund, December 31, 1999; 3rd Fund, December 31, 2004. Based on the current composition of the portfolio of the 1st Fund, the Fund anticipates that its portfolio will be entirely in cash or cash equivalents by November 15, 1998 and that distributions to shareholders will be made by December 31, 1998.


     An indefinite number of shares of each Fund was available during an initial offering period. Government Plus Fund has terminated the initial offering period of each Fund and no new shares of any existing Fund will be issued, except in connection with reinvestment of dividends and capital gain distributions. To the extent that a Fund repurchases shares of such Fund from individual investors who wish to redeem their shares, the Fund will make available such shares at the next determined public offering price (see "Purchase of Shares").


     This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing and should be retained for future reference. First Investors Management Company, Inc. ("FIMCO" or "Adviser") serves as investment adviser to the Funds and First Investors Corporation ("FIC" or "Underwriter") serves as distributor of the Funds' shares. A Statement of Additional Information ("SAI"), dated April 30, 1998 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available at no charge upon request to the Fund at the address or telephone number indicated above.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
             ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is April 30, 1998

                                    FEE TABLE

     The   following   table  has  been  prepared  to  assist  the  investor  in
understanding the various costs and expenses a shareholder of each Fund will directly or indirectly bear.



                        SHAREHOLDER TRANSACTION EXPENSES

                                               1st        2nd         3rd
                                               Fund       Fund        Fund
                                               ----       ----        ----
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price).......    8.00%      8.00%       8.00%


                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)


Management Fees(1)*........................    0.60%      0.60%       0.60%
12b-1 Fees.................................     -0-        -0-         -0-
Other Expenses(2)*.........................    0.50%      0.50%       0.50%

Total Fund Operating Expenses(3)*..........    1.10%      1.10%       1.10%

-------------
*    Net of waiver and/or reimbursement.
(1) Management Fees have been restated for the Funds to reflect current fees. For the fiscal year ended December 31, 1997, the Advisor waived Management Fees for each Fund in excess of 0.80%. Absent the waiver, such fees would have been 1.00% for each Fund. The Adviser will waive Management Fees for the Funds in excess of 0.60% for each Fund for a minimum period ending December 31, 1998.
(2) Other Expenses have been restated for the Funds to reflect current expenses. For the fiscal year ended December 31, 1997, the Adviser reimbursed each Fund for certain Other Expenses. Absent such reimbursement, Other Expenses would have been 0.93% for the 1st Fund; 0.92% for the 2nd Fund; and 0.93% for the 3rd Fund. The Adviser will reimburse each Fund for Other Expenses in excess of 0.50% for a minimum period ending December 31, 1998.
(3) If certain fees and expenses had not been waived or reimbursed, Total Fund Operating Expenses would have been 1.93% for the 1st Fund; 1.92% for the 2nd Fund; and 1.93% for the 3rd Fund. Each Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses.

     The example below is based on expense data for each Fund's fiscal year ended December 31, 1997, except that certain Operating Expenses have been restated, as noted above. For more complete descriptions of the various costs and expenses, see "Management of the Fund" "Purchase of Shares" and "Redemption of Shares." The expenses in the Example should not be considered a representation by the Funds of past or future expenses. Actual expenses in future years may be greater or less than those shown.


EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                      1st       2nd      3rd
                                                      Fund      Fund     Fund
                                                      ----      ----     ----
    1  year........................................   $ 90      $ 90    $ 90
    3  years.......................................    112       112     112
    5  years.......................................    136       136     136
   10  years.......................................    203       203     203

                      [This Page Intentionally Left Blank]

                              FINANCIAL HIGHLIGHTS

     The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated. Additional performance information is contained in the Funds' Annual Report which may be obtained without charge by contacting the Funds at 1-800-423-4026. The table has been derived from financial statements which have been audited by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the SAI. This information should be read in conjunction with the Financial
Statements and Notes thereto, which also appear in the SAI, available at no charge upon request to the Funds.

---------------------------------------------------------------------------------------------------------------------------
                                               P E R   S H A R E   D A T A
---------------------------------------------------------------------------------------------------------------------------

                                                                     Less Distributions
           Income from Investment Operations                                from
          ------------------------------------                      -------------------
                                           Net
                                      Realized
                                           and
                  Net               Unrealized                                                                          Net
          Asset Value         Net         Gain                         Net                                      Asset Value
          -----------      Invest-   (Loss) on    Total from       Invest-         Net                   Total  -----------
            Beginning         ment     Invest-    Investment          ment    Realized     Capital    Distribu          End
              of Year       Income       ments    Operations        Income       Gains     Surplus      -tions      of Year
---------------------------------------------------------------------------------------------------------------------------
1st Fund
--------
1988           $ 9.91       $ .796      $ .464        $1.260        $ .810      $ .190       $ --       $1.000       $10.17
1989            10.17         .722       1.398         2.120          .703        .093        .044        .840        11.45
1990            11.45         .707       (.587)         .120          .707        .409        .024       1.140        10.43
1991            10.43         .686       1.670         2.356          .686        .270         --         .956        11.83
1992            11.83         .715        .042          .757          .715        .532         --        1.247        11.34
1993            11.34         .670       1.535         2.205          .670        .525         --        1.195        12.35
1994            12.35         .690      (2.035)       (1.345)         .690        .484        .001       1.175         9.83
1995             9.83         .667       2.114         2.781          .667        .364         --        1.031        11.58
1996            11.58         .648       (.863)        (.215)         .648        .347         --         .995        10.37
1997            10.37         .670        .274          .944          .670        .394         --        1.064        10.25

2nd Fund
--------
1988             9.21         .762        .058          .820          .770         --          --         .770         9.26
1989             9.26         .737        .963         1.700          .718         --          .032       .750        10.21
1990            10.21         .706       (.296)         .410          .706         --          .004       .710         9.91
1991             9.91         .663       1.240         1.903          .663         --          --         .663        11.15
1992            11.15         .656        .130          .786          .656         --          --         .656        11.28
1993            11.28         .643        .770         1.413          .643         --          --         .643        12.05
1994            12.05         .660      (1.484)        (.824)         .660         --          .006       .666        10.56
1995            10.56         .646        .970         1.616          .646         --          --         .646        11.53
1996            11.53         .675       (.560)         .115          .675         --          --         .675        10.97
1997            10.97         .700       (.210)         .490          .700         --          --         .700        10.76

3rd Fund
--------
1988             9.17         .605        .185          .790          .610         --          .070       .680         9.28
1989             9.28         .622        .888         1.510          .611         --          .019       .630        10.16
1990            10.16         .598       (.308)         .290          .598         --          .012       .610         9.84
1991             9.84         .676       1.211         1.887          .676         --          .001       .677        11.05
1992            11.05         .576        .120          .696          .576         --          --         .576        11.17
1993            11.17         .544       1.110         1.654          .544         --          --         .544        12.28
1994            12.28         .610      (1.307)        (.697)         .610         --          .013       .623        10.96
1995            10.96         .568        .980         1.548          .568         --          --         .568        11.94
1996            11.94         .593       (.480)         .113          .593         --          --         .593        11.46
1997            11.46         .642       (.349)         .293          .643         --          --         .643        11.11

+    Calculated without sales charge
++   Net of expenses waived or assumed

-----------------------------------------------------------------------------------------------------------------------------
                                    R A T I O S / S U P P L E M E N T A L   D A T A
-----------------------------------------------------------------------------------------------------------------------------

                                                                                    Ratio to Average Net
                                                                                  Assets Before Expenses
                                               Ratio to Average Net Assets++          Waived or Assumed
                                               -----------------------------          -----------------
                                       Net Assets                           Net                                   Portfolio
                          Total            End of                    Investment                    Investment      Turnover
                        Return+          Year (in      Expenses          Income      Expenses          Income          Rate
                            (%)        thousands)           (%)             (%)           (%)             (%)           (%)
-----------------------------------------------------------------------------------------------------------------------------
                          12.71           $1,701           1.69             7.21          --              --              9
                          20.85            1,833           1.61             6.08          --              --              9
                           1.05            1,591           1.90             6.16          --              --             14
                          22.59            1,758           1.86             5.95          --              --              8
                           6.40            1,599           1.75             5.62          --              --              8
                          19.44            1,732           1.60(a)          4.94(a)      1.75            4.79             7
                         (10.90)           1.330           1.60(a)          5.73(a)      1.78            5.55             8
                          28.29            1,524           1.60(a)          5.60(a)      1.87            5.33             7
                          (1.86)           1,359           1.60(a)          5.70(a)      1.98            5.32             7
                           9.10            1,282           1.37             6.11         1.93            5.55             0

                           8.90            3,561           1.65             7.10          --              --              9
                          18.36            3,492           1.66             6.53          --              --             11
                           4.02            2,943           1.88             6.46          --              --             12
                          19.20            2,946           1.91             5.87          --              --              8
                           7.05            2,784           1.77             5.46          --              --              7
                          12.53            2,756           1.70             4.93          --              --              7
                          (6.89)           2,360           1.78             5.48          --              --              8
                          15.30            2,475           1.93             5.35          --              --              7
                           1.00            2,168           1.85             5.50          --              --              8
                           4.47            1,965           1.56             5.93         1.92            5.57             1

                           8.62            2,038           1.54             5.76                          --             22
                          16.27            2,067           1.60             5.82                          --             25
                           2.85            1,777           1.74             5.53                          --             20
                          19.18            1,355           1.83             5.17                          --             11
                           6.30            1,185           1.88             4.61                          --              8
                          14.81            1,258           1.68             4.27          --              --             11
                          (5.78)           1,032           1.74             4.77          --              --             10
                          14.12            1,130           1.89             4.68          --              --              8
                            .95            1,025           1.95             4.77          --              --             12
                           2.56              881           1.60             5.18         1.93            4.85             6



                                    THE FUNDS


     Each Fund has the same investment objectives. Each Fund is distinguished by the dollar amount of the initial offering, the maturity date or the anticipated minimum return, or any or all of the foregoing.

     An indefinite number of shares of each Fund was available during an initial offering period. Government Plus Fund has terminated the initial offering period of each Fund and no new shares of any existing Fund will be issued, except in connection with reinvestment of dividends and capital gains distributions. To the extent that a Fund repurchases shares of such Fund from individual investors who wish to redeem their shares, the Fund will make available such shares at the next determined public offering price (see "Purchase of Shares").

     Because each existing Fund will not offer new shares to the public, investors are urged to consider the effects of the closing of the offerings, including liquidity demands created by redemptions and the sale of securities at unfavorable prices to meet redemption requests. Redemptions of each Fund's shares prior to the maturity date will raise the remaining shareholders' pro rata share of expenses for the Fund.


     Maturity Date. The maturity dates of the 1st, 2nd and 3rd Funds will be December 31 of the years 1998, 1999 and 2004, respectively. As each Fund matures, shareholders will be notified in advance concerning the timing of the Fund's liquidation, distribution of proceeds, and rights (if any) to exchange proceeds into other First Investors funds without sales charge. Based on the current composition of the portfolio of the 1st Fund, the Fund anticipates that its portfolio will be entirely in cash or cash equivalents by November 15, 1998 and that distributions to shareholders will be made by December 31, 1998. Shareholders who redeem between November 15, 1998 and December 31, 1998, will be given the right to exchange the liquidation proceeds into Class A shares of certain other First Investors funds, without sales charge, until February 28, 1999. An additional notice will be sent to shareholders of the 1st Fund in November 1998 detailing these investment alternatives. A shareholder's right to redemption will remain in effect until the Fund has automatically redeemed his or her account. In addition, a shareholder's investment will remain in his or her account until the time of payment of liquidation proceeds, and any income thereon will be added to his or her proceeds.


                       INVESTMENT OBJECTIVES AND POLICIES

     Each Fund seeks first to generate income and, to a lesser extent, achieve long-term capital appreciation, by investing no less than 65% of its total assets in zero coupon securities representing future individual payments of principal or interest on U.S. Treasury securities ("Zero Coupon Securities") or other U.S. Government securities (together, "Government Securities"), and by investing the remainder of its assets in relatively small, unseasoned or unknown companies, or those companies considered to be in an early stage of development by the Adviser or selected other investments ("Other Securities"). At a predetermined maturity date, each Fund will terminate and liquidate as soon thereafter as possible. There is no assurance that these objectives will be achieved. The investment objectives of each Fund may not be changed unless approved by a majority of the outstanding voting securities of that Fund.

     Each Fund does not intend to trade its portfolio of Zero Coupon Securities for short-term market considerations. No Fund will purchase a Zero Coupon Security (defined below under "Government Securities") which matures on a date following the maturity date for that Fund. Additionally, the proceeds of any maturing Zero Coupon Security held by any Fund, which are received by that Fund prior to its maturity date, will only be held as cash or invested in Government Securities, certificates of deposit, prime commercial paper or bankers'
acceptances. Such investments will be made in accordance with each Fund's investment objectives and will mature on or before the maturity date for the corresponding Fund. The Adviser may trade Zero Coupon Securities for long-term market considerations to fulfill each Fund's investment objective.

     Government Securities. Each Fund seeks to achieve its objectives by investing no less than 65% of its assets in Government Securities which are issued or guaranteed by the U.S. Treasury. Government Securities, also known as Treasury Securities, are debt obligations issued by the U.S. Treasury to finance the activities of the U.S. Government. Government Securities come in the form of Treasury bills, notes and bonds. Treasury bills mature (are payable) within one year from the date of issuance and are issued on a discount basis. Treasury bills do not make interest payments. Rather, an investor pays less than the face (or par) value of the Treasury bill and, by holding it to maturity, will receive the face value. Treasury notes and bonds are intermediate and long-term obligations, respectively, and entitle the holder to periodic interest payments from the U.S. Treasury. Accordingly, Treasury notes and bonds are usually issued at a price close to their face value at maturity.

     Zero Coupon Securities are U.S. Treasury notes and bonds which have been stripped of their unmatured interest payments. A Zero Coupon Security pays no cash interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount much less than its face value (sometimes referred to as a "deep discount" price).

     In the last few years a number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the interest portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). More recently, the U.S. Treasury Department has facilitated the stripping of Treasury notes and bonds by permitting the separated corpus and interest to be transferred directly through the Federal Reserve Bank's book-entry system. This program, which eliminates the need for custodial or trust accounts to hold the Treasury securities, is called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Each such stripped instrument (or receipt) entitles the holder to a fixed amount of money from the Treasury at a single, specified future date. The U.S. Treasury redeems Zero Coupon Securities consisting of the corpus for the face value thereof at maturity, and those consisting of stripped interest for the amount of interest, and at the date, stated thereon.

     The amount of the discount each Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to a Fund until maturity. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund as it accrues over the life of the security. Because interest on Zero Coupon Securities is compounded over the life of the instrument, there is more income in later years, as compared with earlier years, with these securities. Although each Fund intends to hold all Zero Coupon Securities until maturity, Government Securities' market prices move inversely with respect to changes in interest rates prior to their maturity.

     Risk Factors. Zero Coupon Securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of Zero Coupon Securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned each year on Zero Coupon Securities must be accounted for by a Fund that holds the securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Taxes." These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Each Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

     Other Securities. Although each Fund intends to invest no less than 65% of its assets in Government Securities, each Fund may invest the remainder of its assets in securities consisting of:

     equities (described below);
     prime commercial paper;
     certificates of deposit of domestic branches of U.S. Banks;
     bankers' acceptances;
     repurchase agreements; and
     participation interests.

     Equities in which each Fund may invest are common stocks or securities convertible into common stock issued by small, unseasoned or relatively unknown companies, or those which are in the early stages of development, including securities which represent a special situation. A "special situation" is one where an unusual and possibly non-repetitive development may be occurring which, in the opinion of the Adviser, could cause a security's price to outperform the securities market in general.

     Risk Factors. These equities are more speculative than Zero Coupon Securities or securities issued by established and well-seasoned issuers. The risks connected with these equities may include the availability of less information about the issuer, the absence of a track record or historical pattern of performance, as well as normal risks which accompany the development of new products, markets or services. Equities purchased by the Funds which represent a special situation bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked, an industrial development may not enjoy anticipated market acceptance, or a bankruptcy may not be as profitably resolved as had been expected. Although these risks could have a significant negative impact on that portion of each Fund's assets invested in equities which represent special situations, there may be instances of greater financial reward from these investments when compared with other securities.

     The proportion of each Fund's assets invested in various Other Securities will shift from time to time in accordance with the judgment of the Adviser, up to the 35% limit. The Adviser expects to have substantially all of this portion of each Fund's assets invested in equities. Each Fund, may, however, invest all of this portion of its assets in prime commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and participation interests (as described below) when the Adviser believes market conditions warrant such action or to satisfy redemption requests.

     Investments in commercial paper are limited to obligations rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"). A description of commercial paper ratings is contained in Appendix A to the SAI. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof, payable on demand or having a maturity likewise limited.

     Investments in certificates of deposit will be made only at domestic institutions with assets in excess of $500 million. Under a repurchase agreement a Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. Bankers' acceptances are short-term credit instruments used to finance commercial transactions.

     Participation interests that may be held by the Funds are pro rata interests in securities otherwise qualified for purchase by the Funds which are held either by banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities, which are represented by an agreement in writing between a Fund and the entity in whose name the security is issued, rather than possession by the Funds. Each Fund will purchase participation interests only in securities otherwise permitted to be purchased by the Fund, and only when they are evidenced by deposit, safekeeping receipts, or book-entry transfer, indicating the creation of a security interest in favor of the Fund in the underlying security. Additionally, the Adviser will monitor the creditworthiness of entities which are not banks, from which each Fund purchases participation interests. However, the issuer of the participation interest to the Funds will agree in writing, among other things: to remit promptly all payments of principal, interest and premium, if any, to the Funds once received by the issuer; to repurchase the participation interest upon seven days' notice; and to otherwise service the investment physically held by the issuer, a portion of which has been sold to the Funds.

     Restricted Securities and Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid investments, including (1) securities that are illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale and (2) repurchase agreements maturing in more than seven days. However, illiquid investments for purposes of this limitation do not include restricted securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), which the Board of Trustees or the Adviser has determined are liquid under Board-approved guidelines. In addition, there is a risk of increasing illiquidity during times when qualified institutional buyers are uninterested in purchasing Rule 144A Securities. See the SAI for more information regarding restricted securities and illiquid investments, including the risks involved in their use.

     When-Issued Securities. Government Securities or Other Securities may be acquired by each Fund on a when-issued basis. Under such an arrangement, delivery of, and payment for, the instruments occur up to 45 days after the agreement to purchase the instruments is made by a Fund. The purchase price to be paid by a Fund and the interest rate on the instruments to be purchased are both selected when the Fund agrees to purchase the securities "when-issued." Each Fund is permitted to sell when-issued securities prior to issuance of such securities, but will not purchase such securities with that purpose intended. Securities purchased on a when-issued basis are subject to the additional risk that yields available in the market, in the period between the purchase of such securities and when delivery takes place, may be higher or lower than the rate to be received on the securities a Fund has purchased. After a Fund is committed to purchase when-issued securities, but prior to the issuance of said securities, it is subject to adverse changes in the value of these securities based upon changes in interest rates, as well as changes based upon the public's perception of the issuer and its creditworthiness. When-issued securities' market prices move inversely with respect to changes in interest rates. Purchases of securities by each Fund on a when-issued basis are restricted as more fully set forth in the SAI.

                                   MANAGEMENT

     Board of Trustees. Government Plus Fund's Board of Trustees, as part of its overall management responsibility, oversees various organizations responsible for each Fund's day-to-day management.

     Adviser. First Investors Management Company, Inc. supervises and manages each Fund's investments, supervises all aspects of each Fund's operations and determines each Fund's portfolio transactions. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005. The Adviser presently acts as investment adviser to 14 mutual funds. First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of FIC and the Transfer Agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.


     As compensation for its services, the Adviser receives an annual fee from each of the Funds, which is payable monthly. For the fiscal year ended December 31, 1997, the advisory fees paid by each Fund, as a percentage of such Fund's average daily net assets, net of waivers, was 0.80% for each Fund.


      Each Fund bears all expenses of its operations other than those incurred by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and annual meeting expenses.


     Portfolio Manager. Patricia D. Poitra, Director of Equities, has been primarily responsible for the day-to-day management of each Fund since 1988. Ms. Poitra is assisted by a team of portfolio analysts. Ms. Poitra also is responsible for the management of certain other First Investors funds. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst.


     Underwriter. Government Plus Fund has entered into an Underwriting Agreement with First Investors Corporation, 95 Wall Street, New York, NY 10005, as Underwriter. The Underwriter receives all sales charges in connection with the sale of the Funds' shares. See "Purchase of Shares."

                               PURCHASE OF SHARES

     An indefinite number of shares of each Fund was available during an initial offering period. Government Plus Fund terminated the initial offering period of each Fund and no new shares of any existing Fund will be issued, except in connection with reinvestment of dividends and capital gain distributions. To the extent that a Fund repurchases shares of such Fund from individual investors who wish to redeem their shares, the Fund will make available such shares at the public offering price, which is the sum of the net asset value per share (determined as described under "Determination of Net Asset Value") next determined after an order is received, plus a maximum sales charge of 8.00%, as set forth below.


                                     Sales Charge as % of      Concession
                                   ----------------------      to Dealers
                                   Offering     Net Amount      as % of
Amount of Investment                Price        Invested     Offering Price
-----------------                   -----        --------     --------------
Less than $10,000                    8.00%         8.70%          6.50%
$10,000 but under $25,000            7.75          8.40           6.30
$25,000 but under $50,000            6.25          6.67           5.10
$50,000 but under $100,000           5.50          5.82           4.50
$100,000 but under $250,000          4.50          4.71           3.70
$250,000 but under $500,000          3.50          3.63           2.80
$500,000 but under $1,000,000        2.50          2.56           2.00
$1,000,000 or over                   1.50          1.52           1.20

     Orders for the purchase of shares of the Funds will be invested at the public offering price (net asset value plus applicable sales charge) next determined after receipt by FIC in their offices at 581 Main Street, Woodbridge, New Jersey 07095-1198. For a discussion of pricing practices when FIC's Woodbridge offices are closed due to an emergency, please see the SAI.

     The sales charge varies depending on the size of the purchase, the value of shares an investor owns or a Letter of Intent to purchase additional shares during a thirteen-month period. Reductions in sales charges apply to purchases of shares by "any person," including an individual, members of a family unit comprising husband, wife and minor children, or a trustee or other fiduciary purchasing for a single fiduciary account.

                              REDEMPTION OF SHARES

     You may redeem your shares at the next determined net asset value any day the New York Stock Exchange ("NYSE") is open, directly through Administrative Data Management Corp. (the "Transfer Agent)". Your First Investors Representative may help you with this transaction. If the shares being redeemed were recently purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen days. Upon receipt of your redemption request in good order, as described below, shares will be redeemed at the net asset value next determined and payment will be made within three days.

     Redemptions By Mail. Written redemption requests should be mailed to Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198. For your redemption request to be in good order, you must include:
(1) the name of the Fund; (2) your account number; (3) the dollar amount, number of shares or percentage of the account you want redeemed; (4) share certificates, if issued; (5) the original signatures of all registered owners exactly as the account is registered; and (6) signature guarantees, if required. If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information. To review these requirements, please call Shareholder Services at 1-800-423-4026.

     Signature Guarantees. The words "Signature Guaranteed" must appear in direct association with the signature of the guarantor. Members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program), SEMP (Stock Exchanges Medallion Program) and FIC are eligible signature guarantors. A notary public is not an acceptable guarantor. Although each Fund reserves the right to require signature guarantees at any other time, signature guarantees are required whenever: (1) the amount of the redemption is over $50,000, (2) a redemption check is to be made payable to someone other than the registered accountholder, other than major financial institutions, as determined solely by the Fund and its agent, on behalf of the shareholder, (3) a redemption check is to be mailed to an address other than the address of record, preauthorized bank account, or to a major financial institution for the benefit of a shareholder, (4) an account registration is being transferred to another owner, (5) a transaction requires additional legal documentation; (6) the redemption request is for certificated shares; (7) your address of record has changed within 60 days prior to a redemption request; (8) multiple owners have a dispute or give inconsistent instructions; and (9) the authority of a representative of a corporation, partnership, association or other entity has not been established to the satisfaction of a Fund or its agents.

     Systematic Withdrawal Plan. If you own noncertificated shares, you may set up a plan for redemptions to be made automatically at regular intervals. See the SAI for more information on the Systematic Withdrawal Plan or call Shareholder Services at 1-800-423-4026.

     Repurchase through Underwriter. You may redeem shares through a dealer. In this event, the Underwriter, acting as agent for each Fund, will offer to repurchase or accept an offer to sell such shares at a price equal to the net asset value next determined after the making of such offer. While the Underwriter does not charge for this service, the dealer may charge you a fee for handling the transaction.

     Redemption of Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, each Fund may redeem without your consent, on at least 60 days' prior written notice (which may appear on your account statement), any Fund account which has a net asset value of less than $500. To avoid such redemption, you may, during such 60-day period, purchase additional Fund shares (provided such shares are available) so as to increase your account balance to the required minimum. Each Fund does not apply this minimum account balance requirement to accounts that fall below the minimum for reasons other than share redemptions or to accounts that have never had a net asset value of at least $500. Accounts established under a Systematic Investing plan which have been discontinued prior to meeting the $1,000 minimum are subject to this policy.

     Additional information concerning how to redeem shares of the Funds is available upon request to your Representative or Shareholder Services at 1-800-423-4026.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of shares of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 P.M., New York City time) on each day the NYSE is open for trading, and at such other times as the Board of Trustees deems necessary, by dividing the market value of the securities held by a Fund, plus any cash and other assets, less all liabilities, by the number of shares outstanding. If there is no available market value, securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. The NYSE currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Dividends from net investment income are generally declared annually by each Fund. Net investment income includes interest and dividends, earned discount and other income earned on portfolio securities less expenses. Each Fund also distributes with its regular dividend at the end of each year substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after deducting any available capital loss carryovers. Unless you direct the Transfer Agent otherwise, dividends and capital gain distributions are paid in additional shares of the distributing Fund at the net asset value generally determined as of the close of business on the business day immediately following the record date of the distribution. A Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

     In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution. You may elect to receive dividends and/or other distributions in cash by notifying the Transfer Agent by telephone or in writing prior to the record date of the distribution. If you elect this form of payment, the payment date generally is two weeks following the record date of the distribution. Your election remains in effect until you revoke it by notifying the Transfer Agent.

     A dividend or other distribution will be paid in additional shares of the distributing Fund and not in cash if either of the following events occurs: (1) the total amount of the distribution is under $5 or (2) the Fund has received notice of your death on an individual account (until written alternate payment instructions and other necessary documents are provided by your legal representative). Dividend or distribution checks returned to the Transfer Agent marked as being undeliverable by the U.S. Postal Service after two consecutive mailings will be held by the Transfer Agent in a non-interest bearing account until the Transfer Agent is either provided with a current address and any required supporting documentation or is required to escheat the funds to the appropriate state treasury. Any subsequent dividend or distribution check returned in the same manner will be treated as a request by you to change your dividend or distribution option to reinvest. The proceeds will be reinvested in additional shares at net asset value until the Fund receives new instructions.

                                      TAXES

     Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders.

     Dividends from a Fund's investment company taxable income are taxable to you as ordinary income, to the extent of the Fund's earnings and profits, whether paid in cash or in additional Fund shares. Distributions of a Fund's net capital gain, when designated as such, are taxable to you as long-term capital gain, whether paid in cash or in additional Fund shares, regardless of the length of time you have owned your shares.

     If you purchase shares shortly before the record date for a dividend or other distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. You will receive an annual statement following the end of each calendar year describing the tax status of distributions paid by your Fund during that year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to individuals' net capital gain.

     Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to you (if you are an individual or certain other non-corporate shareholder) if the Fund is not furnished with your correct taxpayer identification number, and that percentage of such dividends and distributions in certain other circumstances.

     Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than your adjusted basis for the redeemed shares (which normally includes any initial sales charge paid). In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund at a loss, all or a portion of the loss will not be deductible and will increase the basis of the newly purchased shares.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; see the SAI for a further discussion. There may be other Federal, state and local tax considerations applicable to a particular investor. You therefore are urged to consult you own tax adviser.

                             PERFORMANCE INFORMATION

     For purposes of advertising, a Fund's performance may be calculated based on average annual total return and total return. Average annual total return represents the average annual percentage change in an assumed $1,000 investment including the effect of receiving payment of dividends and other distributions in additional Fund shares, net of the Fund's maximum 8.00% sales charge. It reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Because average annual total return tends to smooth out variations in the Fund's return, you should recognize that it is not the same as actual year-by-year results. Total return is computed using the same calculations as average annual total return. However, the rate expressed is the percentage change from the initial $1,000 invested to the value of the investment at the end of the stated period.

     A Fund also may advertise its yield. Yield reflects investment income net of expenses over a 30-day (or one-month) period on a Fund share, expressed as an annualized percentage of the maximum offering price per share at the end of the period. Yield computations differ from other accounting methods and therefore may differ from dividends actually paid or reported net income. Each Fund may also advertise its "actual distribution rate" for each class of shares. This is computed in the same manner as yield except that actual income dividends declared per share during the period in questions are substituted for net investment income per share.

     Each of the above performance calculations may be advertised based on investment at reduced sales charge levels or at net asset value. Any quotation of performance figures not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Each performance figure reflects past performance and does not necessarily indicate future results.

                               GENERAL INFORMATION

     Organization. Government Plus Fund is a Massachusetts business trust organized on July 8, 1985. The three series of Government Plus Fund may be referred to as First Investors U.S. Government Plus Fund I, First Investors U.S. Government Plus Fund II and First Investors U.S. Government Plus Fund III.

     The Board of Trustees of Government Plus Fund has authority to issue an unlimited number of shares of beneficial interest of separate series, no par value. Shares of each Fund have equal dividend, voting, liquidation and redemption rights. Government Plus Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of Government Plus Fund's outstanding shares, the Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees.

     Custodian. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

     Transfer Agent. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for each Fund and as redemption agent for regular redemptions. The Transfer Agent's telephone number is 1-800-423-4026.

     Share Certificates. The Funds do not issue share certificates unless requested to do so. Ownership of shares of each Fund is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

      Confirmations and Statements. You will receive confirmations of purchases and redemptions of shares of a Fund. Generally, confirmation statements will be sent to you following a transaction in the account, including payment of a dividend or capital gain distribution in additional shares or cash.

     Shareholder Inquiries. Shareholder inquiries can be made by calling Shareholder Services at 1-800-423-4026.


     Annual and Semi-Annual Reports and Prospectuses to Shareholders. It is each Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested in writing or by telephone by any shareholder. In addition, if the SEC adopts a currently pending proposed rule, it is the Funds' intention to mail only one copy of its Prospectus to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the Prospectus will be mailed if requested in writing or by telephone by any shareholder.

     Year 2000. Like other mutual funds, the Funds could be adversely affected if the computer and other information processing systems used by the Adviser, Transfer Agent and other service providers are not properly programmed to process date-related information on and after January 1, 2000. Such systems typically have been programmed to use a two-digit number to represent the year for any date. As a result, computer systems could incorrectly misidentify "00" as 1900, rather than 2000, and make mistakes when performing operations. The Adviser and Transfer Agent are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Funds' other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. Nor can the Funds estimate the extent of any impact.

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Fee Table..................................................................  2
Financial Highlights.......................................................  5
The Funds..................................................................  8
Investment Objectives and Policies.........................................  8
Management................................................................. 12
Purchase of Shares......................................................... 13
Redemption of Shares....................................................... 14
Determination of Net Asset Value........................................... 15
Dividends and Other Distributions.......................................... 15
Taxes...................................................................... 16
Performance Information.................................................... 17
General Information........................................................ 17

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


INVESTMENT ADVISER
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

UNDERWRITER
First Investors Corporation
95 Wall Street
New York, NY 10005

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC  20036

CUSTODIAN
The Bank of New York
48 Wall Street
New York, New York  10286

TRANSFER AGENT
Administrative Data Management Corp.
581 Main Street
Woodbridge, New Jersey 07095-1198

AUDITORS
Tait, Weller & Baker
8 Penn Center Plaza
Philadelphia, Pennsylvania 19103


                                   PROSPECTUS
                                 April 30, 1998


This Prospectus is intended to constitute an offer by Government Plus Fund only of the securities of which it is the issuer and is not intended to constitute an offer by any Fund of the securities of any other Fund whose securities are also offered by this Prospectus. No Fund intends to make any representation as to the accuracy or completeness of the disclosure in this Prospectus relating to any other Fund. No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representation must not be relied upon as having been authorized by Government Plus Fund, First Investors Corporation, or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the shares offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


                       Statement of Additional Information
                              dated April 30, 1998


95 Wall Street                                                    1-800-423-4026
New York, New York   10005


     First Investors U.S. Government Plus Fund ("Government Plus Fund") is an open-end diversified management investment company consisting of three separate series of investment (each a "Fund" and, collectively, the "Funds"). The investment objectives of each Fund of Government Plus Fund is first to generate income, and, to a lesser extent, achieve long-term capital appreciation. There can be no assurances that the objectives of each Fund will be realized.


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated April 30, 1998, which may be obtained free of cost from the Funds at the address or telephone number noted above.



                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Objectives and Policies..........................................  2
Investment Restrictions.....................................................  4
Trustees and Officers.......................................................  5
Management..................................................................  7
Underwriter.................................................................  8
Determination of Net Asset Value............................................  8
Allocation of Portfolio Brokerage...........................................  9
Purchase and Redemption of Shares........................................... 10
Taxes....................................................................... 11
Performance Information..................................................... 12
General Information......................................................... 15
Appendix A.................................................................. 17
Financial Statements........................................................ 18

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each Fund of Government Plus Fund is fully set forth in the Funds' Prospectus. The following information is provided for those investors desiring additional information to that contained in the Funds' Prospectus.


     When-Issued Securities. Each Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. The Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when the Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by the Fund on a when-issued basis may result in the Fund's incurring a loss or missing an opportunity to make an alternative investment. When the Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities the Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.


     Repurchase Agreements. Each Fund will enter into repurchase agreements only with banks who are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities and, in either case, only where the debt instrument subject to the repurchase agreement is a security which is issued by the U.S. Government, its agencies or instrumentalities, and is backed by the full faith and credit of the U.S. Government. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed-upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements with more than one year in time to maturity. The securities subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the market value of the Fund's net assets would be invested in such repurchase agreements together with any other illiquid assets. No Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of such Fund's assets would be invested in such repurchase agreements and other illiquid securities.

     Restricted Securities and Illiquid Investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Trustees or First Investors Management Company, Inc. ("FIMCO" or the "Adviser") has determined under Board-approved guidelines are liquid.

     Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 15% limit. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

     In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.


     Portfolio Turnover. Although the Funds generally do not invest for short-term trading purposes, portfolio securities may be sold from without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of purchase were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage." For the fiscal year ended December 31, 1996, the 1st Fund, 2nd Fund and 3rd Fund had a portfolio turnover rate of 7%, 8% and 12%, respectively. For the fiscal year ended December 31, 1997, the 1st Fund, 2nd Fund and 3rd Fund had a portfolio turnover rate of 0%, 1% and 6%, respectively.

                             INVESTMENT RESTRICTIONS

     Each Fund has adopted the investment restrictions set forth below, which cannot be changed without the approval of a vote of a majority of the outstanding shares of each Fund, voting separately from any other Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and used in the Prospectus and this SAI, a "vote of a majority of the outstanding shares of each Fund" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     The investment restrictions provide that, among other things, each Fund will not:

     1. Purchase securities on margin (but any Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

     2. Make short sales of securities.

     3. Write put or call options.

     4. With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     5. Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     6. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

     7. Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral explorations, provided, however, the Fund may invest in securities secured by real estate or interest in real estate.

     8. Issue any "senior security" as such term is defined by the 1940 Act except as expressly permitted by the 1940 Act.

      9. Invest more than 25% of its assets in securities of issuers in a single industry, excluding Government Securities.

     10. Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its assets.

     11. Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with investment restriction (10) above, provided that the Fund maintains asset coverage of at least 300% for pledged assets.

     12. Make loans, except by purchase of debt obligations and through repurchase agreements. However, Government Plus Fund's Board of Trustees may, on the request of broker-dealers or other institutional investors that they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more than seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

     13. Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers that, including predecessors, have a record of less than three years' continuous operation.

     Government Plus Fund, on behalf of each Fund, has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval. This restriction provides that each Fund will not:

     Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

                              TRUSTEES AND OFFICERS

     The following table lists the Trustees and executive officers of Government Plus Fund, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

Glenn O. Head*+ (72), President and Trustee. Chairman of the Board and Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors
Management Company, Inc. ("EIMCO"), First Investors Corporation ("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

James J. Coy (84),  Emeritus  Trustee,  90 Buell Lane,  East Hampton,  NY 11937.
Retired;  formerly  Senior  Vice  President,   James  Talcott,  Inc.  (financial
institution).

Roger L. Grayson* (41), Trustee, FIC and FICC; President and Director, First Investors Resources, Inc.; Commodities Portfolio Manager.

Kathryn S. Head*+ (42), Trustee, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

Rex R. Reed (76), Trustee, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

Herbert Rubinstein (76), Trustee, 695 Charolais Circle,  Edwards, CO 81632-1136.
Retired;  formerly  President,   Belvac  International   Industries,   Ltd.  and
President, Central Dental Supply.

Nancy Schaenen (66), Trustee, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

James M. Srygley (65), Trustee, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc. (property investment company).

John T. Sullivan* (66), Trustee and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

Robert F. Wentworth (68), Trustee, RR1, Box 2554, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

Joseph I. Benedek (40), Treasurer and Chief Financial Officer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIC, FIMCO, EIMCO and EIC; Comptroller and Treasurer, FICC.

Concetta Durso (63), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

Patricia D. Poitra (43), Vice President. Vice President, First Investors Series Fund, Executive Investors Trust and First Investors Series Fund II, Inc.; Director of Equities, FIMCO.

------------
* These Trustees may be deemed to be "interested persons," as defined in the 1940 Act.
+    Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

     The Trustees and officers, as a group, owned less than 1% of shares of any Fund

     All of the officers and Trustees, except for Ms. Poitra, hold identical or similar positions with 14 other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.


     The following table lists compensation paid to the Trustees of Government Plus Fund for the fiscal year ended December 31, 1997.


                                                  Pension or                            Total Compensation
                                                  Retirement                            From First
                                Aggregate         Benefits Accrued   Estimated Annual   Investors Family
                                Compensation      as Part of Fund    Benefits Upon      of Funds Paid to
Trustee                         From Fund*        Expenses           Retirement         Trustee*
-------                         ------------      ----------------   ----------------   ------------------
 James J. Coy**                    $672.28          $-0-               $-0-              $15,500.00
 Roger L. Grayson                      -0-           -0-                -0-                     -0-
 Glenn O. Head                         -0-           -0-                -0-                     -0-
 Kathryn S. Head                       -0-           -0-                -0-                     -0-
 Rex R. Reed                      1,613.47           -0-                -0-               37,200.00
 Herbert Rubinstein               1,613.47           -0-                -0-               37,200.00
 James M. Srygley                 1,613.47           -0-                -0-               37,200.00
 John T. Sullivan                      -0-           -0-                -0-                     -0-
 Robert F. Wentworth              1,613.47           -0-                -0-               37,200.00
 Nancy Schaenen                   1,210.10           -0-                -0-               27,900.00

------------
* Compensation to officers and interested Trustees of Government Plus Fund is paid by the Adviser. In addition, prior to December 31, 1997, compensation to non-interested Trustees of Government Plus Fund was voluntarily paid by the Adviser. Commencing January 1, 1998, compensation to non-interested Trustees of Government Plus Fund is being paid by Government Plus Fund.
** On March 27, 1997, Mr. Coy resigned as a Trustee of Government Plus Fund. Mr. Coy did not resign due to a disagreement on any matters relating to Government Plus Fund's operations, policies or practices. Mr. Coy currently serves as an emeritus Trustee.


                                   MANAGEMENT

     Investment advisory services to the Funds are provided by First Investors Management Company, Inc. pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated June 13, 1994. The Advisory Agreement was approved by the Board of Trustees of Government Plus Fund, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Trustees"), in person at a meeting called for such purpose and by a majority of the public shareholders of each Fund.

     Pursuant to the Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the Trustees. The Advisory Agreement also provides that FIMCO shall provide Government Plus Fund and each Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of Government Plus Fund and each Fund and assume certain expenses thereof, other than obligations or liabilities of the Fund. The Advisory Agreement may be terminated at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the applicable Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940
Act). The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of that Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

     Under the Advisory Agreement, each Fund pays the Adviser an annual fee, paid monthly, according to the following schedule:

                                                                      Annual
Average Daily Net Assets                                               Rate
------------------------                                               ----
Up to $200 million..................................................   1.00%
In excess of $200 million up to $500 million........................   0.75
In excess of $500 million up to $750 million........................   0.72
In excess of $750 million up to $1.0 billion........................   0.69
Over $1.0 billion...................................................   0.66


     For the fiscal year ended December 31, 1995, the 1st Fund, 2nd Fund and 3rd Fund paid $14,409, $24,641 and $11,075, respectively, in advisory fees. For the fiscal year ended December 31, 1996, the 1st Fund, 2nd Fund and 3rd Fund paid $13,608, $22,888 and $10,613, respectively, in advisory fees. For the fiscal year ended December 31, 1997, the 1st Fund, 2nd Fund and 3rd Fund paid $9,952, $16,327, $7,520, respectively, in advisory fees. For the same period, with respect to the 1st Fund, 2nd Fund and 3rd Fund, the Adviser voluntarily waived $2,490, $3,972 and $1,803, respectively, in advisory fees. In addition, for the same period, the Adviser voluntarily assumed expenses of the 1st Fund, 2nd Fund and 3rd Fund in the amounts of $4,479, $3,320 and $1,205, respectively.

     The Adviser has an Investment Committee composed of George V. Ganter, Margaret Haggerty, Glenn O. Head, Nancy W. Jones, Patricia D. Poitra, Michael O'Keefe, Clark D. Wagner and Richard Guinnessey. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.


                                   UNDERWRITER

     Government Plus Fund has entered into an Underwriting Agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter") which requires the Underwriter to use its best efforts to sell shares of the Funds. Pursuant to the Underwriting Agreement, the Underwriter shall bear all fees and expenses incident to the registration and qualification of the Funds' shares. In addition, the Underwriter shall bear all expenses of sales material or literature, including prospectuses and proxy materials, to the extent such materials are used in connection with the sale of the Funds' shares. The
Underwriting Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of Government Plus Fund, and have no direct or indirect financial interest in the operation of the Underwriting Agreement ("Disinterested Trustees"). The Underwriting Agreement provides that it will continue in effect, with respect to a Fund, from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of that Fund, and in either case by the vote of a majority of the Disinterested Trustees, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.


     For the fiscal year ended December 31, 1995, FIC received no underwriting commissions with respect to the Funds. For the fiscal year ended December 31, 1996, FIC received underwriting commissions with respect to the 2nd Fund in the amount of $18. For the fiscal year ended December 31, 1996, FIC received no underwriting commissions with respect to the 1st Fund and the 3rd Fund. For the fiscal year ended December 31, 1997, FIC received no underwriting commissions with respect to the Funds.


                        DETERMINATION OF NET ASSET VALUE

     Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by market makers for such securities. However, a Fund may determine the value of debt securities based upon prices furnished by an outside pricing service. The pricing services use quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and consider security type, rating, market condition, yield data and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued on at fair value as determined in good faith by or under the supervision of Government Plus Fund's officers in a manner specifically authorized by the Board of Trustees. "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing service.

     The Board of Trustees may suspend the determination of net asset value for the whole or any part of any period (1) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the Commission in respect to the U.S. market, exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (3) for such other period as the Commission has by order permitted such suspension. During any such period the Funds may suspend redemption privileges or postpone the date of payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE

     Purchases and sales of portfolio securities by the Funds generally will be principal transactions. In principal transactions, portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There will usually be no brokerage commission paid by the Funds for such purchases. Purchases from underwriters will include the underwriter's commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price.

     In effecting portfolio transactions for the Funds, the Adviser seeks best execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker or member of an exchange, or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or its Adviser, by such member or broker. In addition, upon the instruction of the Board of Trustees, the Adviser may use dealer concessions available in fixed-price underwritings to pay for research services. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser may use research and services provided to it by brokers and dealers in servicing all the funds in the First Investors Group of Funds; however, not all such services may be used by the Adviser in connection with the Funds. No portfolio orders are placed with an affiliated broker, nor does any affiliated broker participate in these commissions.

     The Adviser may combine transaction orders placed on behalf of a Fund, any other fund in the First Investors Group of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by the Board of Trustees.



     For the fiscal year ended December 31, 1995, the 1st Fund did not pay brokerage commissions. For the fiscal year ended December 31, 1995, the 2nd Series paid $21 in brokerage commissions, all of which was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $12,019. For the fiscal year ended December 31, 1995, the 3rd Series paid $21 in brokerage commissions, none of which was paid to brokers who furnished research services on portfolio transactions.

     For the fiscal year ended December 31, 1996, the 1st Fund paid $41 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $7,106. For the fiscal year ended December 31, 1996, the 2nd Fund paid $91 in brokerage commissions. Of that amount, $70 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $24,825. For the fiscal year ended December 31, 1996, the 3rd Fund paid $292 in brokerage commissions. Of that amount, $70 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $15,399.


     For the fiscal year ended December 31, 1997, the 1st Fund did not pay brokerage commissions For the fiscal year ended December 31, 1997, the 2nd Fund paid $13 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $5,942. For the fiscal year ended December 31, 1997, the 3rd Fund paid $60 in brokerage commissions. Of that amount, $18 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $7,768.


                        PURCHASE AND REDEMPTION OF SHARES

     Cumulative Purchase Privilege. Upon written notice to FIC, shares of a Fund are also available at a quantity discount on new purchases if the then current value at the current public offering price (i.e., net asset value plus applicable sales charge) of all shares of the Fund previously purchased or acquired and then owned, plus the value of shares being purchased at the current public offering price, amount to $10,000 or more. Such quantity discounts may be modified or terminated at any time by the Underwriter.

     Systematic Withdrawal Plan. Shareholders who own noncertificated shares may establish a Systematic Withdrawal Plan ("Withdrawal Plan"). If you have a Fund account with a value of at least $5,000 and you have dividends and other distributions reinvested, you may elect to receive monthly, quarterly, semi-annual or annual checks for any designated amount (minimum $25). You may have the payments sent directly to you or persons you designate. Shareholders may add shares to the Withdrawal Plan or terminate the Withdrawal Plan at any time. Withdrawal Plan payments will be suspended when a distributing Fund has received notice of a shareholder's death on an individual account. Payments may recommence upon receipt of written alternate payment instructions and other necessary documents from the deceased's legal representative. Withdrawal payments will also be suspended when a payment check is returned to the Transfer Agent marked as undeliverable by the U.S. Postal Service after two consecutive mailings.

     The withdrawal payments derived from the redemption of sufficient shares in the account to meet designated payments in excess of dividends and other distributions may deplete or possibly extinguish the initial investment, particularly in the event of a market decline, and may result in a capital gain or loss depending on the shareholder's cost. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and sales charges. To establish a Withdrawal Plan, call Shareholder Services at 1-800-423-4026.

     Emergency Pricing Procedures. In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

     1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

     2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

          (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's offices in Woodbridge, New Jersey prior to the close of regular trading on the NYSE, or at such other time as may be prescribed in its prospectus; and

          (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE, or such other time as may be prescribed in its prospectus.

     3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

     4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the net asset value for the Funds and their shareholders.

                                      TAXES

     In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund-each Fund being treated as a separate corporation for these purposes-must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain)("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


     Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to an individual's net capital gain depending on the individual's holding period and marginal rate of federal income tax-generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Pursuant to an Internal Revenue Service notice, each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.


     Dividends and other distributions declared by a Fund in December of any year and payable to shareholders of record in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions are be taxed to shareholders for the year in which that December 31 falls.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Each Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, each Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. Each Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

                             PERFORMANCE INFORMATION

     A Fund may advertise its performance in various ways.

     Each Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

          T=[(ERV/P)^(1/n)]-1

     The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

          (ERV-P)/P = TOTAL RETURN

     In providing such performance data, a Fund will assume the payment of the maximum sales charge of 8.00% (as a percentage of the offering price) on the initial investment ("P"). The Fund will assume that during the period covered all dividends and capital gain distributions are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of total return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used.

     Total return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. The total return will fluctuate over time and the total return for any given past period is not an indication or representation by the Fund of future rates of return on its shares.

     At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's total return and yield during the period of the waiver or reimbursement.

     Each Fund may include in advertisements and sales literature information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional shares. The examples used will be for illustrative purposes only and are not representations by the Funds of past or future yield or return.

     From time to time, in reports and promotional literature, each Fund may compare their performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities considered to be representative of, or similar to, the Fund's portfolio holdings, such as:

     Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

     Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund's returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

     Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

     Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

     THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., First Boston, Salomon Brothers, Morgan Stanley, Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, James Capel, S.G. Warburg Securities, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

     Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

     Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

     Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

     The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

     The  NYSE  composite  of  component   indices--unmanaged   indices  of  all
     industrial, utilities, transportation, and finance stocks listed on the NYSE.

     The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization. The Russell 2500 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

     The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

     Reuters, a wire service that frequently reports on global business.

     Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 40 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

     Moody's Stock Index, an unmanaged index of utility stock performance.

     From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE ALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.

                               GENERAL INFORMATION

     Audits And Reports. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants. Shareholders receive semi-annual and annual reports of the Fund, including audited financial statements, and a list of securities owned.

     Transfer Agent. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-11198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $1.00 for each Systematic Withdrawal Plan check; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to escheatment of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. For the fiscal year ended December 31, 1997, the 1st Fund, 2nd Fund and 3rd Fund paid $2,206, $2,403 and $1,751, respectively, in transfer agency fees and expenses. The Transfer Agent's telephone number is 1-800-423-4026.

     5% Shareholders. As of April 1, 1998, the following owned of record or beneficially 5% or more of the outstanding shares of the applicable Fund:

         Fund             Shareholder                             % of Shares
         ----             -----------                             -----------
         2nd Fund         Kenneth Held C/F                            5.2
                          Seth E. Held U/FL/UGTMA
                          4300 NW 24th Way
                          Boca Raton, FL  33431-8430

         3rd Fund         Dermot F. Walsh                             6.4
                          22 Benjamin Street
                          Old Greenwich, CT  06870-1832

                          Jenna Fraelick U/IL/UGTMA                   6.3
                          1336 Eton Drive
                          Arlington Heights, IL  60004-2181

                          Lew Hong Lee                               15.1
                          1629 Telegraph Avenue
                          Oakland, CA  94612-2197

                          Pulmonary Specialists Ltd.                  8.3
                          Carrl Lindquist TTEE
                          14860 N Moon Valley Drive
                          Phoenix, AZ  85022-3662


     Purchases Made During the Initial Offering Period. At the end of the initial offering period of each Fund's shares, the Adviser invested a sufficient portion of each Fund's assets in Zero Coupon Securities in order to provide an anticipated minimum return for shareholders who invested during such period. The anticipated minimum returns were and continue to be: $4.00 for each $1.00 with a maturity date of December 31, 1998 for the 1st Fund; $2.00 for each $1.00 invested with a maturity date of December 31, 1999 for the 2nd Fund; and $1.50 for each $1.00 with a maturity date of December 31, 2004 for the 3rd Fund. In order to achieve these goals, at the close of each Fund's initial offering period the Adviser made investments yielding 8.04%, 5.92% and 3.98% for the 1st Fund, 2nd Fund and 3rd Fund, respectively, over the life of each Fund. The Adviser does not intend to sell these investments until their ultimate maturity date, except to meet certain redemption requests.

     The Adviser was able to establish these goals because yields of Zero Coupon Securities available in the marketplace at the time of investment exceeded the yields necessary to produce these returns. These results will occur even if all Other Securities purchased by each Fund pay no dividends or interest or are worthless at the maturity date for each Fund, provided that every Zero Coupon Security purchased by each Fund is held to maturity and the issuers of such securities do not default.

     Shareholder Liability. Government Plus Fund is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of Government Plus Fund. The Declaration of Trust however, contains an express disclaimer of shareholder liability for acts or obligations of Government Plus Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by Government Plus Fund or the Trustees. The Declaration of Trust provides for indemnification out of the property of Government Plus Fund of any shareholder held personally liable for the obligations of Government Plus Fund. The Declaration of Trust also provides that Government Plus Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Government Plus Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which Government Plus Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Government Plus Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

     Trading by Portfolio Managers and Other Access Persons. Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, Government Plus Fund and the Adviser have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of Government Plus Fund. Among other things, such persons, except the Trustees: (a) must have all non-exempt trades pre-cleared; (b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and
(d) are prohibited from purchasing securities of initial public offerings.

                                   APPENDIX A
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS


STANDARD & POOR'S RATINGS GROUP

     Standard & Poor's Rating Group ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

MOODY'S INVESTORS SERVICE, INC.

     Moody's Investors Service, Inc. ("Moody's") short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Prime-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.
     -    High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                              Financial Statements
                             as of December 31, 1997

                              Financial Statements
                             as of December 31, 1997


Registrant incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended December 31, 1997 electronically filed with the Commission on March 5, 1998 (Accession Number: 0000928816-98-00069.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

     Financial Statements are set forth in Part B, Statement of Additional Information.

     (b) Exhibits:

         (1)a./2/           Declaration of Trust
            b./2/           Supplement to Declaration of Trust
         (2)/1/             By-laws
         (3)                Not Applicable
         (4)                Shareholders'  rights are  contained in
                            (a) Articles  III,  VIII, X, XI and XII
                            of  Registrant's  Declaration  of Trust
                            dated June 18, 1985,  previously  filed
                            as  Exhibit   99.B1.1  to  Registrant's
                            Registration Statement and (b) Articles
                            III  and  V  of  Registrant's  By-laws,
                            previously  filed as  Exhibit  99.B2 to
                            Registrant's Registration Statement
         (5)/1/             Investment Advisory Agreement
         (6)/2/             Underwriting Agreement
         (7)                Not Applicable
         (8)/2/             Custodian Agreements
         (9)a./2/           Administration Agreements
            b.              Amended Schedule A to Administration
                            Agreements
         (10)               Opinion of Counsel
         (11)a.             Consent of independent accountants
             b./2/          Powers of Attorney
         (12)               Not Applicable
         (13)               No Undertaking in effect
         (14)               Not Applicable

         (15)               Not Applicable
         (16)               Not Applicable
         (17) Financial Data Schedule (filed as Exhibit 27 for electronic filing purposes)
         (18)               Not Applicable

------------
/1/ Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 2-94932) filed on April 20, 1995.
/2/ Incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 2-94932) filed on April 18, 1996.

Item 25. Persons Controlled by or Under Common Control with Registrant

     There are no persons controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

                                                   Number of Record
                                                     Holders as of
                 Title of Class                    February 2, 1998
                 --------------                    ----------------
             Shares of Beneficial
             Interest, no par value

                    1st Fund                              150
                    2nd Fund                              336
                    3rd Fund                              103

Item 27.  Indemnification

    Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

    "Section 1.

     Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee of investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

     "Section 2.

     "(a) Subject to the exceptions and limitations contained in Section (b) below:

     "(i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     "(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fine, penalties and other liabilities.

     "(b) No indemnification shall be provided hereunder to a Covered Person:

     "(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

    (A)      by the court or other body approving the settlement; or

    (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

    "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

    "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trail-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

     The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's or officer's office.

     The Registrant's Investment Advisory Agreement provides as follows:

     The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

     The Registrant's Underwriting Agreement provides as follows:

     The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933 or the Investment Company Act of 1940.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 32 herein.

Item 28.  Business and Other Connections of Investment Adviser

     First Investors Management Company, Inc., the Investment Adviser to each Series of the Registrant, also serves as Investment Adviser to:

     First Investors Cash Management Fund, Inc.
     First Investors Series Fund
     First Investors Fund For Income, Inc.
     First Investors Government Fund, Inc.
     First Investors High Yield Fund, Inc.
     First Investors Global Fund, Inc.
     First Investors Life Series Fund
     First Investors Multi-State Insured Tax Free Fund
     First Investors New York Insured Tax Free Fund, Inc.
     First Investors Special Bond Fund, Inc.
     First Investors Insured Tax Exempt Fund, Inc.
     First Investors Tax-Exempt Money Market Fund, Inc.
     First Investors Series Fund II, Inc.

     Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Trustees and Officers."

Item 29. Principal Underwriters

    (a) First Investors Corporation, Underwriter of each Series of the Registrant, is also underwriter for:

             First Investors Cash Management Fund, Inc.
             First Investors Series Fund
             First Investors Fund For Income, Inc.
             First Investors Government Fund, Inc.
             First Investors High Yield Fund, Inc.
             First Investors Global Fund, Inc.
             First Investors Multi-State Insured Tax Free Fund First Investors New York Insured Tax Free Fund, Inc. First Investors Insured Tax Exempt Fund, Inc.
             First Investors Tax-Exempt Money Market Fund, Inc. First Investors Series Fund II, Inc.
             First Investors Life Variable Annuity Fund A
             First Investors Life Variable Annuity Fund C
             First Investors Life Variable Annuity Fund D
             First Investors Life Level Premium Variable Life
               Insurance(Separate Account B)

    (b)      The following persons are the officers and directors of the
             Underwriter:

                                     Position and              Position and
             Name and Principal      Office with First         Office with
             Business Address        Investors Corporation     Registrant
             ----------------        ---------------------     ----------

             Glenn O. Head           Chairman                  President
             95 Wall Street          and Director              and Trustee
             New York, NY 10005

             Marvin M. Hecker        President                 None
             95 Wall Street
             New York, NY  10005

             John T. Sullivan        Director                  Chairman of the
             95 Wall Street                                    Board of Trustees
             New York, NY 10005

             Roger L. Grayson        Director                  Trustee
             95 Wall Street
             New York, NY  10005

             Joseph I. Benedek       Treasurer                 Treasurer
             581 Main Street
             Woodbridge, NJ 07095

             Lawrence A. Fauci       Senior Vice President     None
             95 Wall Street          and Director
             New York, NY 10005

             Kathryn S. Head         Vice President            Trustee

             581 Main Street         and Director
             Woodbridge, NJ 07095

             Louis Rinaldi           Senior Vice               None
             581 Main Street         President
             Woodbridge, NJ 07095

             Frederick Miller        Senior Vice President     None
             581 Main Street
             Woodbridge, NJ 07095

             Larry R. Lavoie         Secretary and             None
             95 Wall Street          General Counsel
             New York, NY  10005

             Matthew Smith           Vice President            None
             581 Main Street
             Woodbridge, NJ 07095

             Jeremiah J. Lyons       Director                  None
             56 Weston Avenue
             Chatham, NJ  07928

             Anne Condon             Vice President            None
             581 Main Street
             Woodbridge, NJ 07095

             Jane W. Kruzan          Director                  None
             232 Adair Street
             Decatur, GA 30030

             Elizabeth Reilly        Vice President            None
             581 Main Street
             Woodbridge, NJ 07095

             Robert Flanagan         Vice President-           None
             95 Wall Street          Sales Administration
             New York, Ny 10005

             William M. Lipkus       Chief Financial Officer   None
             581 Main Street
             Woodbridge, NJ 07095

     (c) Not applicable

Item 30.  Location of Accounts and Records

     Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 31. Management Services

     Inapplicable

Item 32. Undertakings

     The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day of April, 1998.


                                              FIRST INVESTORS U.S. GOVERNMENT

                                              PLUS FUND
                                              (Registrant)


                                              By:  /s/ Glenn O. Head
                                                   ---------------------
                                                   Glenn O. Head
                                                   President and Trustee


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/Glenn O. Head             Principal Executive           April 15, 1998
------------------------     Officer and Trustee
Glenn O. Head

/s/Joseph I. Benedek         Principal Financial           April 15, 1998
------------------------     and Accounting Officer
Joseph I. Benedek

                   *         Trustee                       April 15, 1998
------------------------
Kathryn S. Head


                   *         Trustee                       April 15, 1998
------------------------
Roger L. Grayson


                   *         Trustee                       April 15, 1998
------------------------
Herbert Rubinstein


                   *         Trustee                       April 15, 1998
------------------------
Nancy Schaenen

                   *         Trustee                       April 15, 1998
------------------------
James M. Srygley


                   *         Trustee                       April 15, 1998
------------------------
John T. Sullivan


                   *         Trustee                       April 15, 1998
------------------------
Rex R. Reed


                   *         Trustee                       April 15, 1998
------------------------
Robert F. Wentworth



* By: /s/ Larry R. Lavoie
      -------------------
      Larry R. Lavoie
      Attorney-in-fact

                                INDEX TO EXHIBITS


Exhibit
Number            Description
------            -----------

99.B9             Schedule A to Administration Agreement
99.B10            Opinion of counsel
99.B11            Consent of accountants
27.01             FDS-1st Series
27.02             FDS-2nd Series
27.03             FDS-3rd Series